Operating Revenue - Additional Information (Detail)	12 Months Ended
Dec. 31, 2021
Statement [line items]
Explanation of when entity expects to recognise transaction price allocated to remaining performance obligations as revenue	one year
Basic Telecommunications Services [Member]
Statement [line items]
Value added tax rate	9.00%
Value Added Telecommunications Services Information Technology Services And Technical Consulting Services [Member]
Statement [line items]
Value added tax rate	6.00%
Telecommunications Terminals [Member]
Statement [line items]
Value added tax rate	13.00%